Unaudited Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 1,096.0	$ 858.0
Direct and marketing expenses	(777.0)	(652.0)
General and administrative expenses	(90.0)	(84.0)
Depreciation and amortization expense	(37.0)	(45.0)
Impairment of assets	(66.0)	(40.0)
Gain on disposal of DGC B2B	0.0	44.0
Other operating income	1.0	5.0
Finance income	5.0	6.0
Finance expense	(4.0)	(3.0)
Change in fair value of options	0.0	(14.0)
Profit before taxation	128.0	75.0
Income tax expense	(72.0)	(31.0)
Profit for the period	55.9	43.7
Profit for the period attributable to:
Profit attributable to owners of the parent	55.0	44.0
Non-controlling interest	1.0	0.0
Profit for the period	55.9	43.7
Other comprehensive income/(loss) that may be subsequently reclassified to profit or loss
Foreign currency translation	59.0	(2.0)
Other comprehensive income/(loss) for the period	59.0	(2.0)
Total comprehensive income for the period	115.0	42.0
Total comprehensive income for the period attributable to:
Owners of the parent	114.0	42.0
Non-controlling interest	1.0	0.0
Total comprehensive income for the period	$ 115.0	$ 42.0
Weighted average shares outstanding, basic (in shares)	504,911,305	501,006,962
Weighted average shares outstanding, diluted (in shares)	506,634,481	503,615,557
Earnings per share, basic (in dollars per share)	$ 0.1097	$ 0.0878
Earnings per share, diluted (in dollars per shares)	$ 0.1093	$ 0.0874